Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Current assets:
Cash and cash equivalents	$ 305,052	$ 154,621
Restricted cash, current portion	1,147	2,383
Accounts receivable, less allowance for doubtful accounts of $69 and $403 at December 31, 2011 and December 31, 2012, respectively	22,924	15,647
Deferred tax assets-current	11,855	1,291
Prepaid expenses and other current assets	6,309	5,887
Total current assets	347,287	179,829
Restricted cash, net of current portion	2,432	2,526
Property and equipment, net	24,777	19,014
Goodwill	94,827	46,233
Acquired intangible assets, net	47,506	12,555
Deferred tax asset		16,978
Other assets	1,938	1,561
Total assets	518,767	278,696
Current liabilities:
Accounts payable and accrued expenses	42,034	21,415
Customer obligations	249,801	169,959
Short-term contingent payment	6,818	8,976
Short-term debt		14,901
Other current liabilities	2,726	394
Total current liabilities	301,379	215,645
Long-term debt	44,371
Warrants		1,119
Long-term contingent payment, net of current portion	11,772
Deferred tax liability	2,450
Other non-current liability	2,384	1,820
Total liabilities	362,356	218,584
Stockholders' equity (deficit):
Common stock, $0.001 par value. Authorized 1,000,000 shares; issued 1,738 shares at December 31, 2011 and 31,771 shares at December 31, 2012	32	2
Treasury stock at cost 192 shares at December 31, 2011 and 200 shares at December 31, 2012	(546)	(433)
Additional paid-in capital	221,046	19,029
Accumulated deficit	(64,121)	(74,620)
Total stockholders' equity (deficit)	156,411	(22,057)
Total liabilities, redeemable convertible preferred stock, and stockholders' equity (deficit)	518,767	278,696
Redeemable convertible preferred stock, Series C
Redeemable convertible preferred stock:
Redeemable convertible preferred stock, value		36,570
Redeemable convertible preferred stock, Series D
Redeemable convertible preferred stock:
Redeemable convertible preferred stock, value		17,771
Redeemable convertible preferred stock, Series E
Redeemable convertible preferred stock:
Redeemable convertible preferred stock, value		27,828
Redeemable Convertible Preferred Stock
Redeemable convertible preferred stock:
Redeemable convertible preferred stock, value		82,169
Convertible preferred stock
Stockholders' equity (deficit):
Convertible preferred stock, $0.001 par value ($31,916 liquidation preference). Authorized 26,392 shares, outstanding 17,645 shares at December 31, 2011 and no shares outstanding at December 31, 2012		$ 33,965